Summary of Principal Accounting Policies - Various Policies (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Customer deposits
Customer deposits maturity period	12 months
Impairment of goodwill
Number of reporting units | segment	1
Revenue recognition
Rebates or discounts given to advertisers	$ 0
Rebates or discounts given to real estate brokers	0
Contract assets	$ 2,137,107	$ 1,410,198	[1]
Contracts of original duration of one year or less	true
Marketing and advertising expenses
Marketing and advertising expenses	$ 300,773,157	292,076,010		$ 345,862,479
Government subsidies
Cash subsidies included in other operating income	2,163,443	3,071,865		4,586,746
Movement of the allowance for doubtful accounts for accounts receivable
Balance at beginning of the year	21,827,663	31,160,340		26,350,814
Provisions for doubtful accounts	1,892,838	4,399,176		14,797,072
Write offs	(4,576,818)	(15,325,934)		(8,081,575)
Changes due to foreign exchange	(948,301)	1,594,081		(1,905,971)
Balance at end of the year	18,195,382	21,827,663		31,160,340
Allowance for other receivables in prepaid expenses and other current assets	0	0		0
Government subsidies
Government subsidies
Cash subsidies included in other operating income	2,163,443	3,071,865		4,586,746
Other income, net
Foreign currency translation
Foreign exchange gain				64,650
Foreign exchange loss	$ 3,800,728	619,269
Buildings
Property and equipment, net
Estimated useful lives	P30Y
Motor vehicles
Property and equipment, net
Estimated useful lives	P5Y
Minimum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	P3Y
Maximum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	P5Y
Nonrecurring
Fair value of financial instruments
Fair value of assets	$ 0	0		0
Fair value of liabilities	0	0		$ 0
Customer A | Customer risk
Concentration of credit risk
Accounts receivable and contract assets	$ 50,555,309	$ 24,387,044

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.